Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	ESGL HOLDINGS LIMITED
Entity Central Index Key	0001957538
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	101 Tuas South Avenue 2
Entity Address, Country	SG
Entity Address, Postal Zip Code	637226
City Area Code	65
Local Phone Number	6653 2299
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates